FINANCIAL INSTRUMENTS & RISK - Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Related party long-term payables
Financial assets, carrying amount	SFr 167.6	SFr 530.1
Financial assets, at fair value	167.6	530.1
Financial liabilities	5,334.6	6,472.1
Financial liabilities, at fair value	5,093.6	6,300.9
Financial liabilities at fair value through profit or loss, category | Derivatives, Current
Related party long-term payables
Financial liabilities	179.3	179.7
Financial liabilities, at fair value	179.3	179.7
Financial liabilities at fair value through profit or loss, category | Derivatives, Noncurrent
Related party long-term payables
Financial liabilities	421.1	755.1
Financial liabilities, at fair value	421.1	755.1
Financial liabilities at amortised cost, category | Vendor financing
Related party long-term payables
Financial liabilities	350.0	310.1
Financial liabilities, at fair value	350.0	310.1
Financial liabilities at amortised cost, category | Accrued interest
Related party long-term payables
Financial liabilities	57.4	60.4
Financial liabilities, at fair value	57.4	60.4
Financial liabilities at amortised cost, category | Third-party debt
Related party long-term payables
Financial liabilities	4,326.8	5,115.6
Financial liabilities, at fair value	4,085.8	4,944.4
Financial liabilities at amortised cost, category | Related Party Long-Term Payable
Related party long-term payables
Financial liabilities	0.0	51.2
Financial liabilities, at fair value	0.0	51.2
Financial assets at fair value through profit or loss, category | Derivatives, Current
Related party long-term payables
Financial assets, carrying amount	162.5	237.0
Financial assets, at fair value	162.5	237.0
Financial assets at fair value through profit or loss, category | Derivatives, Noncurrent
Related party long-term payables
Financial assets, carrying amount	5.1	90.6
Financial assets, at fair value	5.1	90.6
Loans and receivables, category | Related party long-term receivables
Related party long-term payables
Financial assets, carrying amount	0.0	202.5
Financial assets, at fair value	SFr 0.0	SFr 202.5